AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 61.8%
Information Technology – 21.6%
Communications Equipment – 1.1%
Cisco Systems, Inc.	101,465	$12,218,415
Motorola Solutions, Inc.	12,878	5,193,440

		17,411,855

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	50,281	7,479,802

Semiconductors & Semiconductor Equipment – 11.4%
Applied Materials, Inc.	32,583	14,664,305
ASML Holding NV (REG)	3,865	6,233,317
Broadcom, Inc.	85,667	38,273,445
Intel Corp.(a)	66,876	7,669,340
Micron Technology, Inc.	4,616	4,482,136
NVIDIA Corp.	372,441	78,637,193
NXP Semiconductors NV	37,881	12,173,059
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	34,644	14,496,782

		176,629,577

Software – 4.6%
Microsoft Corp.	130,720	58,855,373
Oracle Corp.	50,781	11,465,334

		70,320,707

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	170,043	53,063,619
Seagate Technology Holdings PLC	10,168	8,945,806

		62,009,425

		333,851,366

Communication Services – 8.1%
Entertainment – 1.0%
Walt Disney Co. (The)	147,961	15,066,869

Interactive Media & Services – 6.5%
Alphabet, Inc. - Class C	175,391	66,022,434
Meta Platforms, Inc. - Class A	48,646	30,769,081
Reddit, Inc. - Class A(a)	24,354	4,286,304

		101,077,819

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	49,975	9,371,812

		125,516,500

Financials – 7.9%
Banks – 2.1%
Bank of America Corp.	270,672	13,966,675
Fifth Third Bancorp	95,121	4,749,392
Wells Fargo & Co.	175,139	13,580,278

		32,296,345

Capital Markets – 2.3%
Charles Schwab Corp. (The)	164,770	14,392,659
Goldman Sachs Group, Inc. (The)	10,539	10,808,377
S&P Global, Inc.	24,200	10,260,800

		35,461,836

Consumer Finance – 0.6%
Capital One Financial Corp.	45,452	8,541,794

Financial Services – 1.8%
Visa, Inc. - Class A	86,846	28,343,061

Company	Shares	U.S. $ Value

Insurance – 1.1%
Everest Group Ltd.	15,456	$5,008,208
Marsh & McLennan Cos., Inc.	45,376	7,258,799
Progressive Corp. (The)	24,666	4,696,406

		16,963,413

		121,606,449

Industrials – 6.4%
Aerospace & Defense – 1.7%
Airbus SE (ADR)	101,949	5,308,484
BAE Systems PLC (Sponsored ADR)	57,273	6,260,512
RTX Corp.	79,615	14,303,631

		25,872,627

Building Products – 0.3%
Carrier Global Corp.	77,776	4,967,553

Commercial Services & Supplies – 0.5%
Veralto Corp.	92,276	7,587,855

Electrical Equipment – 1.9%
Eaton Corp. PLC	38,811	15,547,687
GE Vernova, Inc.	13,709	13,274,699

		28,822,386

Ground Transportation – 0.7%
CSX Corp.	241,808	10,944,230

Machinery – 0.9%
Deere & Co.	15,538	8,424,393
PACCAR, Inc.	51,430	5,676,329

		14,100,722

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	6,836	6,806,400

		99,101,773

Health Care – 5.6%
Biotechnology – 0.4%
Vertex Pharmaceuticals, Inc.(a)	14,743	6,598,082

Health Care Equipment & Supplies – 0.9%
Medtronic PLC	71,354	5,266,639
Stryker Corp.	30,034	9,163,073

		14,429,712

Health Care Providers & Services – 1.3%
Encompass Health Corp.	46,737	4,947,111
UnitedHealth Group, Inc.	40,807	15,519,310

		20,466,421

Life Sciences Tools & Services – 1.7%
IQVIA Holdings, Inc.(a)	47,093	8,580,815
Thermo Fisher Scientific, Inc.	23,505	11,576,448
Waters Corp.(a)	15,226	5,840,237

		25,997,500

Pharmaceuticals – 1.3%
Eli Lilly & Co.	7,691	8,498,555
Merck & Co., Inc.	89,762	10,656,545

		19,155,100

		86,646,815

Consumer Discretionary – 5.3%
Broadline Retail – 3.2%
Amazon.com, Inc.(a)	184,062	49,814,540

Hotels, Restaurants & Leisure – 0.4%
Hyatt Hotels Corp. - Class A(b)	32,140	5,828,910

Company	Shares	U.S. $ Value

Specialty Retail – 1.7%
AutoZone, Inc.(a)	3,536	$10,378,832
Home Depot, Inc. (The)	20,151	6,390,688
TJX Cos., Inc. (The)	62,439	9,662,435

		26,431,955

		82,075,405

Energy – 1.7%
Oil, Gas & Consumable Fuels – 1.7%
EOG Resources, Inc.	97,087	12,949,464
Exxon Mobil Corp.	94,486	13,725,036

		26,674,500

Consumer Staples – 1.7%
Beverages – 1.3%
Coca-Cola Co. (The)	145,367	11,485,447
Monster Beverage Corp.(a)	104,912	9,240,649

		20,726,096

Consumer Staples Distribution & Retail – 0.4%
Walmart, Inc.	45,747	5,295,215

		26,021,311

Materials – 1.4%
Chemicals – 1.1%
Corteva, Inc.	88,454	6,924,179
Linde PLC	19,021	9,466,562

		16,390,741

Construction Materials – 0.3%
Eagle Materials, Inc.	20,678	4,573,560

		20,964,301

Utilities – 1.2%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	86,634	10,973,929

Multi-Utilities – 0.5%
Ameren Corp.	62,561	6,754,711

		17,728,640

Real Estate – 0.9%
Specialized REITs – 0.9%
Digital Realty Trust, Inc.	39,287	7,464,530
Extra Space Storage, Inc.	48,092	6,940,157

		14,404,687

Total Common Stocks (cost $503,047,252)		954,591,747

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 37.5%
Funds and Investment Trusts – 37.5%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,436,669	$36,184,541
AB Emerging Markets Opportunities ETF	651,940	34,526,743
AB Trust - AB Discovery Value Fund - Class Z	2,092,861	46,440,577
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,822,575	59,785,065
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	18,947,428	369,285,371
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,403,505	32,423,283

Total Investment Companies (cost $393,350,675)		578,645,580

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(c) (d) (e) (cost $8,895,351)	8,895,351	8,895,351

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $905,293,278)		1,542,132,678

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.46%(c) (d) (e) (cost $2,839,318)	2,839,318	2,839,318

Total Investments – 100.1% (cost $908,132,596)(f)		1,544,971,996
Other assets less liabilities – (0.1)%		(1,677,083)

Net Assets – 100.0%		$1,543,294,913

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $647,272,369 and gross unrealized depreciation of investments was $(10,432,969), resulting in net unrealized appreciation of $636,839,400.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$954,591,747	$-0-	$-0-	$954,591,747
Investment Companies	578,645,580	-0-	-0-	578,645,580
Short-Term Investments	8,895,351	-0-	-0-	8,895,351
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,839,318	-0-	-0-	2,839,318

Total Investments in Securities	1,544,971,996	-0-	-0-	1,544,971,996
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,544,971,996	$-0-	$-0-	$1,544,971,996

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2026 is as follows:

Fund	Market Value 8/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 5/31/2026 (000)	Dividend Income (000)
AB Discovery Growth Fund, Inc.	$31,235	$3,006	$1,624	$59	$3,509	$36,185	$3,006
AB Emerging Markets Opportunities ETF	-0-	37,545	3,311	293	-0-	34,527	77
AB Government Money Market Portfolio	11,662	89,854	92,621	-0-	-0-	8,895	261
AB Government Money Market Portfolio*	3,532	12,663	13,356	-0-	-0-	2,839	32
AB Trust - AB Discovery Value Fund	41,850	3,258	831	(44)	2,208	46,441	2,471
Bernstein Fund, Inc. - International Small Cap Portfolio	48,221	7,970	-0-	-0-	3,594	59,785	6,815
Bernstein Fund, Inc. - International Strategic Equities Portfolio	291,508	40,004	27,669	4,712	60,730	369,285	34,983
Bernstein Fund, Inc. - Small Cap Core Portfolio	28,017	2,802	856	12	2,448	32,423	2,802
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	26,723	-0-	31,148	4,425	-0-	-0-	-0-
	$482,748	$197,102	$171,416	$9,457	$72,489	$590,380	$50,447

*	Investments of cash collateral for securities lending transactions.